Advanced Series Trust

Gateway Center Three, 4th Floor

100 Mulberry Street

Newark, New Jersey 07102

March 29, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	497(j) Filing for Advanced Series Trust
Registration numbers 033-24962 and 811-05186

Dear Sir or Madam,

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectus and Statement of Additional Information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 95 to the Registrant’s Registration Statement on Form N-1A, which was electronically filed with the Commission on March 23, 2012.

Thank you for your attention to this filing.  If you have any questions concerning this filing, please contact the undersigned at 973-367-3161.

Very truly yours,

/s/ John P. Schwartz
John P. Schwartz